United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2013

Date of Reporting Period: Six months ended 02/28/2013

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2013
Share Class	Ticker
Institutional	FGCIX
Service	FGCSX

Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
U.S. Treasury Securities	40.7%
Corporate Debt Securities	27.0%
Collateralized Mortgage Obligations	11.3%
Asset-Backed Securities	9.2%
Government Agencies	9.2%
Derivative Contracts[3]	(0.1)%
Cash Equivalents[4]	2.8%
Other Assets and Liabilities—Net[5]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—27.0%
		Basic Industry - Chemicals—0.8%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,338,186
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	278,281
20,000		Praxair, Inc., 4.625%, 3/30/2015	21,682
50,000		RPM International, Inc., 6.50%, 2/15/2018	58,804
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	117,796
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	41,307
		TOTAL	1,856,056
		Basic Industry - Metals & Mining—1.3%
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	826,586
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	154,721
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	204,917
210,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	212,853
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	63,909
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	62,099
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	53,375
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,566,702
		TOTAL	3,145,162
		Basic Industry - Paper—0.1%
200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	247,207
		Capital Goods - Aerospace & Defense—0.4%
550,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	647,625
250,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	286,250
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	26,411
		TOTAL	960,286
		Capital Goods - Building Materials—0.2%
125,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	146,607
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	237,175
		TOTAL	383,782
		Capital Goods - Construction Machinery—0.0%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	26,287
		Capital Goods - Diversified Manufacturing—0.2%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,960
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—continued
$10,000		Emerson Electric Co., 4.875%, 10/15/2019	$11,915
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	266,393
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	60,717
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	36,800
		TOTAL	393,785
		Capital Goods - Environmental—0.1%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	58,306
50,000		Waste Management, Inc., 7.375%, 3/11/2019	63,556
		TOTAL	121,862
		Communications - Media & Cable—0.1%
100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	120,500
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	54,058
		TOTAL	174,558
		Communications - Media Noncable—0.2%
150,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	148,648
290,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	354,261
		TOTAL	502,909
		Communications - Telecom Wireless—0.3%
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	81,816
50,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	55,142
475,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	491,754
		TOTAL	628,712
		Communications - Telecom Wirelines—0.8%
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	64,757
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	23,321
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	119,956
200,000		Telefonica Emisiones Sau, Sr. Unsecd. Note, 3.729%, 4/27/2015	206,070
1,125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,371,615
		TOTAL	1,785,719
		Consumer Cyclical - Automotive—1.6%
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	261,843
210,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	212,506
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	151,118
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	382,030
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	497,055
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	$513,242
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	106,613
830,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	842,107
500,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	517,528
200,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note—Sr. Note, Series 144A, 1.06%, 3/21/2014	201,069
		TOTAL	3,685,111
		Consumer Cyclical - Entertainment—0.3%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	156,412
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	256,629
200,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	209,188
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	110,594
		TOTAL	732,823
		Consumer Cyclical - Lodging—0.6%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,225,305
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	78,948
		TOTAL	1,304,253
		Consumer Cyclical - Retailers—0.1%
260,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	267,880
		Consumer Non-Cyclical - Food/Beverage—0.6%
250,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	250,016
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	325,777
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	162,914
200,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	208,833
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,364
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	517,926
		TOTAL	1,475,830
		Consumer Non-Cyclical - Health Care—2.6%
1,375,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,458,429
500,000		Boston Scientific Corp., 6.00%, 1/15/2020	585,305
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,560,292
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,253,833
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	143,417
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Corporate Bonds—continued
	Consumer Non-Cyclical - Health Care—continued
$1,100,000	Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	$1,232,338
	TOTAL	6,233,614
	Consumer Non-Cyclical - Supermarkets—0.1%
25,000	Kroger Co., 5.00%, 4/15/2013	25,128
150,000	Kroger Co., 7.50%, 1/15/2014	158,791
100,000	Kroger Co., Note, 6.80%, 12/15/2018	124,065
	TOTAL	307,984
	Consumer Non-Cyclical - Tobacco—0.0%
15,000	Altria Group, Inc., 9.25%, 8/6/2019	20,922
50,000	Philip Morris International, Inc., 5.65%, 5/16/2018	60,409
	TOTAL	81,331
	Energy - Independent—0.1%
70,000	Devon Energy Corp., 6.30%, 1/15/2019	85,898
150,000	Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	162,000
100,000	Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	105,232
	TOTAL	353,130
	Energy - Integrated—0.9%
150,000	BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	159,007
450,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	478,713
1,250,000	Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	1,312,982
100,000	Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	102,086
90,000	Phillips 66, Sr. Unsecd. Note, Series WI, 1.95%, 3/5/2015	92,026
	TOTAL	2,144,814
	Energy - Oil Field Services—0.9%
275,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	290,724
1,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,037,523
665,000	Weatherford International Ltd., 6.00%, 3/15/2018	762,000
	TOTAL	2,090,247
	Energy - Refining—0.3%
300,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	349,877
100,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	126,143
200,000	Valero Energy Corp., 9.375%, 3/15/2019	275,225
	TOTAL	751,245
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—4.9%
$143,000		American Express Co., 2.65%, 12/2/2022	$140,113
25,000		American Express Co., 4.875%, 7/15/2013	25,396
100,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	104,657
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	98,726
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	26,427
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	53,810
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	638,705
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,210,237
325,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	350,720
150,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	161,067
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	58,803
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	110,536
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	416,222
100,000		City National Corp., Note, 5.25%, 9/15/2020	111,429
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	285,108
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,322,568
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,254,332
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	200,857
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,338,566
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	122,667
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,129,231
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,309,963
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	306,442
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	48,244
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	400,421
250,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	268,287
		TOTAL	11,493,534
		Financial Institution - Brokerage—0.9%
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,464
725,000		Jefferies Group, Inc., Sr. Unsecd. Note, 5.125%, 1/20/2023	759,702
730,000		Legg Mason, Inc., 5.50%, 5/21/2019	787,401
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	539,261
		TOTAL	2,097,828
		Financial Institution - Finance Noncaptive—1.0%
250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	251,130
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	$1,077,938
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	344,311
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	106,158
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	565,503
		TOTAL	2,345,040
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	91,129
		Financial Institution - Insurance - Life—1.1%
150,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	153,948
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	623,055
150,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	152,657
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	187,940
50,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	50,263
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	215,028
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,178,324
		TOTAL	2,561,215
		Financial Institution - Insurance - P&C—0.7%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	27,667
100,000		Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.9901%, 8/15/2014	101,020
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	444,277
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	61,157
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,622
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	821,051
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	78,094
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	88,215
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	28,167
		TOTAL	1,682,270
		Financial Institution - REITs—1.1%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	270,544
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,168,443
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - REITs—continued
$150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	$163,318
115,000		Liberty Property LP, 6.625%, 10/1/2017	136,995
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	110,527
50,000		Simon Property Group LP, 6.75%, 5/15/2014	52,846
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	720,218
		TOTAL	2,622,891
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	517,325
		Technology—0.7%
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,374,754
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	27,344
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	51,935
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	55,449
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	155,820
		TOTAL	1,665,302
		Transportation - Railroads—0.0%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	26,872
		Transportation - Services—0.2%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	48,271
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	156,559
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	155,972
		TOTAL	360,802
		Utility - Electric—3.3%
125,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	151,111
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	23,194
1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,367,507
1,145,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	1,193,822
1,500,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,542,726
250,000		FirstEnergy Corp., 4.25%, 3/15/2023	249,815
390,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	465,017
24,799	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	27,087
610,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	727,872
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,996
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	476,252
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	$1,158,712
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	316,975
		TOTAL	7,712,086
		Utility - Natural Gas Distributor—0.2%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	135,557
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	203,120
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	106,115
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	26,276
		TOTAL	471,068
		Utility - Natural Gas Pipelines—0.1%
100,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	105,962
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	46,208
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	21,635
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	59,883
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	62,846
		TOTAL	296,534
		TOTAL CORPORATE BONDS (IDENTIFIED COST $60,717,250)	63,598,483
		Asset-Backed Securities—9.2%
4,250,000		Ally Master Owner Trust 2011-1 A1, Class A1, 1.071%, 1/15/2016	4,272,327
1,000,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.601%, 9/15/2017	1,003,607
4,000,000	[1,2]	Citibank Omni Master Trust 2009-A14, Class A14, 2.951%, 8/15/2018	4,146,068
1,400,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.616%, 11/25/2045	1,407,501
4,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.690%, 6/20/2017	4,016,132
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class A, 1.351%, 10/25/2016	4,023,599
2,634		Nissan Auto Lease Trust 2011-A, Class A2B, 0.381%, 1/15/2014	2,655
1,730,000		Santander Drive Auto Receivables Trust 2013-1, Class B, 1.160%, 1/15/2019	1,731,684
340,000		Santander Drive Auto Receivables Trust 2013-1, Class C, 1.760%, 1/15/2019	341,655
75,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 1/15/2019	75,362
600,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.901%, 8/14/2018	607,176
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $21,645,311)	21,627,766
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—5.1%
		Commercial Mortgage—4.9%
$1,420,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	$1,530,998
2,525,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	2,779,204
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	440,294
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	198,701
2,000,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	2,191,056
2,735,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.740%, 5/10/2045	3,080,951
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	484,358
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	210,961
170,706	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	182,808
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	339,642
		TOTAL	11,438,973
		Government Agency—0.2%
536,059		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.8012%, 12/15/2037	540,492
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,106,339)	11,979,465
		GOVERNMENT AGENCIES—9.2%
		Federal Home Loan Mortgage Corporation—7.6%
10,000,000		Federal Home Loan Mortgage Corp., Unsecd. Deb., 0.500%, 4/17/2015	10,032,166
7,800,000		Federal Home Loan Mortgage Corp., Unsecd. Deb., 1.250%, 5/12/2017	7,971,511
		TOTAL	18,003,677
		Federal National Mortgage Association—1.6%
2,200,000		Federal National Mortgage Association, Note, 2.750%, 2/5/2014	2,251,393
1,500,000		Federal National Mortgage Association, 1.250%, 9/28/2016	1,535,896
		TOTAL	3,787,289
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,586,518)	21,790,966
		U.S. Treasury—40.7%
5,094,050		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	5,815,734
3,043,590		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	3,311,592
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. Treasury—continued
$6,650,000		United States Treasury Bond, 3.000%, 5/15/2042	$6,550,043
4,900,000		United States Treasury Note, 0.375%, 3/15/2015	4,911,557
550,000		United States Treasury Note, 0.500%, 7/31/2017	546,657
8,500,000		United States Treasury Note, 0.625%, 9/30/2017	8,479,850
6,275,000		United States Treasury Note, 0.750%, 10/31/2017	6,290,935
12,000,000		United States Treasury Note, 0.875%, 7/31/2019	11,825,522
16,900,000	[3]	United States Treasury Note, 1.000%, 8/31/2016	17,222,024
15,000,000		United States Treasury Note, 1.000%, 3/31/2017	15,261,914
15,000,000		United States Treasury Note, 1.750%, 5/31/2016	15,652,149
		TOTAL U.S. TREASURY (IDENTIFIED COST $95,753,909)	95,867,977
		MUTUAL FUNDS—8.4%[4]
1,502,763		Federated Mortgage Core Portfolio	15,253,048
4,467,328	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	4,467,328
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $19,779,057)	19,720,376
		TOTAL INVESTMENTS-99.6% (IDENTIFIED COST $230,588,384)[6]	234,585,033
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	1,018,691
		TOTAL NET ASSETS—100%	$235,603,724
At February 28, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[8]United States Treasury Notes, 5-Year Long Futures	205	$25,416,797	June 2013	$124,461
[8]United States Treasury Bond, 30 Year Short Futures	114	$16,391,063	June 2013	$(248,741)
[8]United States Treasury Bond, Ultra Long Short Futures	67	$10,586,000	June 2013	$(200,104)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(324,384)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $21,711,470, which represented 9.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2013, these liquid restricted securities amounted to $21,711,470, which represented 9.2% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated holdings.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds*	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$63,598,483	$—	$63,598,483
Asset-Backed Securities	—	21,627,766	—	21,627,766
Collateralized Mortgage Obligations	—	11,979,465	—	11,979,465
Government Agencies	—	21,790,966	—	21,790,966
U. S. Treasury	—	95,867,977	—	95,867,977
Mutual Funds	19,720,376	—	—	19,720,376
TOTAL SECURITIES	$19,720,376	$214,864,657	$—	$234,585,033
OTHER FINANCIAL INSTRUMENTS**	$(324,384)	$—	$—	$(324,384)
*	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REITs	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2013	Year Ended August 31,
		2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$10.68	$10.51	$10.41	$9.97	$10.14	$9.83
Income From Investment Operations:
Net investment income	0.08	0.24	0.28	0.41	0.36	0.47
Net realized and unrealized gain on investments and futures contracts	0.04	0.23	0.12	0.64	0.14	0.29
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.47	0.40	1.05	0.50	0.76
Less Distributions:
Distributions from net investment income	(0.08)	(0.24)	(0.27)	(0.42)	(0.38)	(0.45)
Distributions from net realized gain on investments and futures contracts	—	(0.06)	(0.03)	(0.19)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.08)	(0.30)	(0.30)	(0.61)	(0.67)	(0.45)
Net Asset Value, End of Period	$10.72	$10.68	$10.51	$10.41	$9.97	$10.14
Total Return[2]	1.15%	4.49%	3.90%	10.90%	5.28%	7.85%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.56%[3]	2.27%	2.58%	3.84%	3.62%	4.66%
Expense waiver/reimbursement[4]	0.33%[3]	0.62%	1.53%	5.08%	3.18%	2.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,598	$95,256	$32,703	$6,621	$8,502	$50
Portfolio turnover	20%	69%	103%	66%	205%	50%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2013	Year Ended August 31,
		2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$10.68	$10.51	$10.41	$9.97	$10.14	$9.83
Income From Investment Operations:
Net investment income	0.07	0.22	0.25	0.38	0.36	0.43
Net realized and unrealized gain on investments and futures contracts	0.04	0.22	0.13	0.65	0.12	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.44	0.38	1.03	0.48	0.74
Less Distributions:
Distributions from net investment income	(0.07)	(0.21)	(0.25)	(0.40)	(0.36)	(0.43)
Distributions from net realized gain on investments and futures contracts	—	(0.06)	(0.03)	(0.19)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.07)	(0.27)	(0.28)	(0.59)	(0.65)	(0.43)
Net Asset Value, End of Period	$10.72	$10.68	$10.51	$10.41	$9.97	$10.14
Total Return[2]	1.03%	4.23%	3.64%	10.63%	5.03%	7.58%
Ratios to Average Net Assets:
Net expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	1.31%[3]	2.05%	2.35%	3.72%	3.82%	4.24%
Expense waiver/reimbursement[4]	0.33%[3]	0.33%	1.68%	5.40%	4.08%	2.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$135,005	$254,803	$4,934	$1,613	$1,522	$9,116
Portfolio turnover	20%	69%	103%	66%	205%	50%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2013 (unaudited)
Assets:
Total investment in securities, at value including $19,720,376 of investment in affiliated holdings (Note 5) (identified cost $230,588,384)		$234,585,033
Income receivable		1,097,375
Receivable for shares sold		933,521
TOTAL ASSETS		236,615,929
Liabilities:
Payable for investments purchased	$249,815
Payable for shares redeemed	551,906
Payable for daily variation margin	14,000
Income distribution payable	108,755
Payable for transfer and dividend disbursing agent fees and expenses	23,455
Payable for shareholder services fee (Note 5)	22,486
Accrued expenses (Note 5)	41,788
TOTAL LIABILITIES		1,012,205
Net assets for 21,975,187 shares outstanding		$235,603,724
Net Assets Consist of:
Paid-in capital		$231,377,157
Net unrealized appreciation of investments and futures contracts		3,672,265
Accumulated net realized gain on investments and futures contracts		570,299
Distributions in excess of net investment income		(15,997)
TOTAL NET ASSETS		$235,603,724
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$100,598,312 ÷ 9,382,829 shares outstanding, no par value, unlimited shares authorized		$10.72
Service Shares:
$135,005,412 ÷ 12,592,358 shares outstanding, no par value, unlimited shares authorized		$10.72
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2013 (unaudited)
Investment Income:
Dividends received from affiliated holdings (Note 5)			$372,877
Interest (net of foreign taxes withheld of $162)			2,282,324
TOTAL INCOME			2,655,201
Expenses:
Investment adviser fee (Note 5)		$568,934
Administrative fee (Note 5)		111,027
Custodian fees		10,015
Transfer and dividend disbursing agent fees and expenses		101,941
Directors'/Trustees' fees (Note 5)		976
Auditing fees		12,809
Legal fees		3,958
Portfolio accounting fees		58,233
Shareholder services fee (Note 5)		241,767
Account administration fee (Note 2)		163
Share registration costs		20,963
Printing and postage		10,597
Insurance premiums (Note 5)		2,146
Miscellaneous (Note 5)		633
TOTAL EXPENSES		1,144,162
Waiver/reimbursement of investment adviser fee (Note 5)	$(468,562)
Net expenses			675,600
Net investment income			1,979,601
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $122,199 on sales of investments in an affiliated holding) (Note 5)			2,305,158
Net realized gain on futures contracts			556,636
Net change in unrealized appreciation of investments			(1,918,159)
Net change in unrealized depreciation of futures contracts			325,062
Net realized and unrealized gain on investments and futures contracts			1,268,697
Change in net assets resulting from operations			$3,248,298
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2013	Year Ended 8/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,979,601	$3,304,466
Net realized gain (loss) on investments and futures contracts	2,861,794	(1,915,195)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,593,097)	4,356,280
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,248,298	5,745,551
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(708,854)	(1,267,244)
Service Shares	(1,273,833)	(2,050,393)
Distributions from net realized gain on investments and futures transactions
Institutional Shares	—	(199,824)
Service Shares	—	(18,967)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,982,687)	(3,536,428)
Share Transactions:
Proceeds from sale of shares	63,505,499	401,965,789
Net asset value of shares issued to shareholders in payment of distributions declared	1,689,028	3,147,298
Cost of shares redeemed	(180,915,858)	(94,899,160)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(115,721,331)	310,213,927
Change in net assets	(114,455,720)	312,423,050
Net Assets:
Beginning of period	350,059,444	37,636,394
End of period (including distributions in excess of net investment income of $(15,997) and $(12,911), respectively)	$235,603,724	$350,059,444
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2013 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended February 28, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$163
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $11,627,902 and $26,024,710, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$324,384*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2013
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$556,636
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$325,062
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2013		Year Ended 8/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,891,964	$30,942,710	7,583,490	$80,053,065
Shares issued to shareholders in payment of distributions declared	59,533	637,923	104,912	1,108,877
Shares redeemed	(2,490,694)	(26,675,184)	(1,878,145)	(19,836,563)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	460,803	$4,905,449	5,810,257	$61,325,379
	Six Months Ended 2/28/2013		Year Ended 8/31/2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,042,019	$32,562,789	30,295,451	$321,912,724
Shares issued to shareholders in payment of distributions declared	98,057	1,051,105	192,543	2,038,421
Shares redeemed	(14,413,817)	(154,240,674)	(7,091,365)	(75,062,597)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(11,273,741)	$(120,626,780)	23,396,629	$248,888,548
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(10,812,938)	$(115,721,331)	29,206,886	$310,213,927
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At February 28, 2013, the cost of investments for federal tax purposes was $230,588,384. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,996,649. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,653,672 and net unrealized depreciation from investments for those securities having an excess of cost over value of $657,023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2013, the Adviser voluntarily waived $466,653 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. The fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2013, the Fund's Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$241,767
For the six months ended February 28, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “ Termination Date”): (a) November 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course is reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended February 28, 2013, the Adviser reimbursed $1,909. Transactions involving the affiliated holdings during the six months ended February 28, 2013, were as follows:
	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 8/31/2012	5,481,858	7,034,584	12,516,442
Purchases/Additions	36,219	79,396,229	79,432,448
Sales/Reductions	4,015,314	81,963,485	85,978,799
Balance of Shares Held 2/28/2013	1,502,763	4,467,328	5,970,091
Value	$15,253,048	$4,467,328	$19,720,376
Dividend Income	$370,324	$2,553	$372,877
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2013, were as follows:
Purchases	$10,281,767
Sales	$83,304,468
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2013, there were no outstanding loans. During the six months ended February 28, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2013, there were no outstanding loans. During the six months ended February 28, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2012	Ending Account Value 2/28/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,011.50	$1.50
Service Shares	$1,000	$1,010.30	$2.74
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.51
Service Shares	$1,000	$1,022.07	$2.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.30%
Service Shares	0.55%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was
Semi-Annual Shareholder Report

reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B607
CUSIP 31420B508
34586 (4/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 23, 2013